FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3). The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2
Inputs to the valuation methodology include
- quoted prices for similar assets or liabilities in active markets;
- quoted prices for identical or similar assets or liabilities in inactive markets;
- inputs other than quoted prices that are observable for the asset or liability; and
- inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Common stocks: Valued at the closing price reported on the active market on which the individual securities are traded.
Self-directed brokerage accounts: Accounts primarily consist of mutual funds, common stock and money market accounts that are valued on the basis of readily determinable market prices.
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual funds	$175,396,077	$—	$—	$175,396,077
Kulicke and Soffa Industries, Inc. common stock	6,096,529	—	—	6,096,529
Self-directed brokerage account	9,305,424	—	—	9,305,424
Total investment assets at fair value	$190,798,030	$—	$—	$190,798,030

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual funds	$157,831,260	$—	$—	$157,831,260
Kulicke and Soffa Industries, Inc. common stock	6,518,177	—	—	6,518,177
Self-directed brokerage account	7,727,850	—	—	7,727,850
Total investment assets at fair value	$172,077,287	$—	$—	$172,077,287
Gains and losses included in changes in net assets available for benefits for the years ended December 31, 2025 and 2024 are recorded in net appreciation in fair value of investments.
The Plan’s policy is to recognize transfers of investments into or out of Level 3 as of the date of the event or change in circumstances that caused the transfer. For the years ended December 31, 2025 and 2024, there were no transfers of investments into or out of Level 3. There are no Plan assets requiring the use of Level 3 inputs for the years presented.